Regulatory Capital (Summary of Regulatory Capital Position) (Details) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Capital
Common Equity Tier 1 Capital	$ 93,186	$ 93,579
Tier 1 Capital	105,319	104,502
Total Capital	116,982	116,866
Risk-weighted assets used in the calculation of capital ratios	$ 653,368	$ 636,424
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	14.30%	14.70%
Tier 1 Capital ratio	16.10%	16.40%
Total Capital ratio	17.90%	18.40%
Leverage ratio	4.50%	4.60%
TLAC Ratio	31.10%	31.80%
TLAC Leverage Ratio	8.80%	8.90%